Virtus Balanced Fund,

a series of Virtus Equity Trust

Supplement dated March 20, 2009 to the

Virtus Balanced Fund Prospectus dated June 6, 2008,

as supplemented and revised

IMPORTANT NOTICE TO INVESTORS

This supplement describes a number of modifications affecting the Virtus Balanced Fund. These changes and proposals are described more fully below.

1. The fund’s equity portfolio management strategies have been modified. Accordingly, under Principal Investment Strategies on page 1, the second arrowed strategy is hereby replaced in its entirety with the following:

g	The adviser employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. Generally, the fund invests in issuers having capitalizations within the range of companies included in the Russell 1000 Index; however, the fund may invest in mid- and small-cap issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity. As of December 31, 2008, the market capitalization of companies included in the Russell 1000 Index was $24.4 million to $406 billion.

Additionally, the disclosure under the caption “Virtus” (as previously amended) in the “Portfolio Management” section on page 14 is hereby amended to delete the reference to Steven L. Colton and to add the following:

Carlton Neel and David Dickerson manage the equity portion of the fund’s portfolio (since March 2009) and are jointly and primarily responsible for the day-to-day management of the fund’s equity investments.

Mr. Neel is a Senior Vice President of Virtus, Euclid and Zweig Advisers, LLC (“ZA”). He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Growth & Income Fund and the Virtus Income & Growth Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. For the period from July 2002 until returning to Euclid and ZA in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by ZA from 1995 until July 2002, Mr. Neel served as Senior Portfolio Manager for a number of the former Zweig mutual funds.

Mr. Dickerson is a Senior Vice President of Virtus, Euclid and ZA. He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Growth & Income Fund and the Virtus Income & Growth Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. For the period from July 2002 until returning to Euclid and ZA in April 2003, Mr. Dickerson, along with Mr. Neel, was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by ZA from 1993 until July 2002, Mr. Dickerson served as Assistant Portfolio Manager for a number of the former Zweig mutual funds.

2. The Board of Trustees has approved, and recommended for approval by shareholders at a Special Meeting of Shareholders to be held in the second quarter of 2009, a proposal to replace the current subadviser responsible for the management of the fund’s fixed income portfolio with SCM Advisors LLC. The proposal is described as follows:

Approve and Investment Subadvisory Agreement between the Fund’s adviser, Virtus Investment Advisers, Inc. (“VIA”) and SCM Advisors LLC (“SCM Advisors”).

As subadviser, SCM Advisors will be responsible for the day-to-day management of the fund’s fixed income portfolio.

The fund will pay no fee directly to SCM Advisors as the subadviser. Under the Subadvisory Agreement, the fee to be paid to the subadviser is to be 50% of the gross management fee applicable to the fund’s fixed income portfolio. If approved, the Subadvisory Agreement would have an initial term of two years. The Subadvisory Agreement would continue thereafter on a year-to-year basis with the approval of the Board, including a majority of the Independent Trustees.

Information about SCM Advisors

SCM Advisors LLC, an affiliate of VIA, is located at 909 Montgomery Street, San Francisco, CA 94133. SCM Advisers acts as subadviser to five mutual funds and as investment adviser to institutions and individuals. As of September 30, 2008, SCM Advisors had approximately $3.5 billion in assets under management. SCM Advisors has been an investment adviser since 1989.

Except as described above, all other disclosure concerning the fund, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Prospectus and Statement of

Additional Information for future reference.

VET 8016 BalF Strat&PMChanges (3/09)

Virtus Growth & Income Fund,

a series of Virtus Equity Trust

Supplement dated March 20, 2009 to the Prospectus

dated June 6, 2008, as supplemented and revised

IMPORTANT NOTICE TO INVESTORS

This supplement describes a number of modifications affecting the Virtus Growth & Income Fund. These changes are described more fully below.

The fund’s portfolio management strategies have been modified. Accordingly, under Principal Investment Strategies on page 4, the second arrowed strategy is hereby replaced in its entirety with the following:

g	The adviser employs a Growth at a Reasonable Price (GARP) philosophy in its security selection process. Generally, the fund invests in issuers having capitalizations within the range of companies included in the Russell 1000 Index; however, the fund may invest in mid- and small-cap issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity. As of December 31, 2008, the market capitalization of companies included in the Russell 1000 Index was $24.4 million to $406 billion.

Additionally, the disclosure under the caption “Virtus” (as previously amended) in the “Portfolio Management” section on page 49 is amended to delete the reference to Steven L. Colton and to add the following:

Carlton Neel and David Dickerson manage the Growth & Income Fund’s portfolio (since March 2009) and are jointly and primarily responsible for the day-to-day management of the fund’s investments.

Mr. Neel is a Senior Vice President of Virtus, Euclid and Zweig Advisers, LLC (“ZA”). He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Balanced Fund and the Virtus Income & Growth Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. For the period from July 2002 until returning to Euclid and ZA in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by ZA from 1995 until July 2002, Mr. Neel served as Senior Portfolio Manager for a number of the former Zweig mutual funds.

Mr. Dickerson is a Senior Vice President of Virtus, Euclid and ZA. He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Balanced Fund and the Virtus Income & Growth Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. For the period from July 2002 until returning to Euclid and ZA in April 2003, Mr. Dickerson, along with Mr. Neel, was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by ZA from 1993 until July 2002, Mr. Dickerson served as Assistant Portfolio Manager for a number of the former Zweig mutual funds.

All other disclosure concerning the fund, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Prospectus and Statement of

Additional Information for future reference.

VET 8019 G&I Strat&PMChanges (3/09)

Virtus Income & Growth Fund,

a series of Virtus Equity Trust

Supplement dated March 20, 2009 to the Prospectus

dated June 6, 2008, as supplemented and revised

IMPORTANT NOTICE TO INVESTORS

This supplement describes a number of modifications affecting the Virtus Income & Growth Fund. These changes and proposals are described more fully below.

1. Effective May 1, 2009, the fund’s name will be changed. As of that date, the Fund’s name is Virtus Tactical Allocation Fund.

2. Effective June 1, 2009, the Fund’s investment objective will be modified. As of that date, the Fund’s investment objective is to seek capital appreciation and income.

3. The fund’s equity portfolio management strategies have been modified. Accordingly, under Principal Investment Strategies on page 9, the first and second arrowed strategies are hereby replaced in their entirety with the following:

g	The fund invests in equity, fixed income and cash or cash equivalents using a tactical allocation approach: 40% to 65% invested in equity securities, 35% to 60% invested in fixed income securities, and up to 25% held in cash or cash equivalent securities. The equity allocation is invested in common and preferred securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high yield-high risk (“junk bonds”), mortgage-backed and asset-backed, government, corporate and municipal debt obligations. The fund may invest in both U.S. and foreign (non-U.S.) fixed income securities, including those of issuers in emerging market countries.

g	The adviser employs a Growth at a Reasonable Price (GARP) philosophy in its equity security selection process. Generally, the fund invests in issuers having capitalizations within the range of companies included in the Russell 1000 Index; however, the fund may invest in mid- and small-cap issuers as well. Security selection begins with a top-down approach and econometric analysis of each sector. Each sector is then analyzed at the industry level. A fundamental analysis is then conducted within the industries to identify securities that the portfolio managers believe offer superior return opportunity. As of December 31, 2008, the market capitalization of companies included in the Russell 1000 Index was $24.4 million to $406 billion.

Additionally, the disclosure under the caption “Virtus” (as previously amended) in the “Portfolio Management” section on page 49 is amended to delete the reference to Steven L. Colton and to add the following:

Carlton Neel and David Dickerson manage the equity portion of Income & Growth Fund’s portfolio (since March 2009) and are jointly and primarily responsible for the day-to-day management of the fund’s equity investments.

Mr. Neel is a Senior Vice President of Virtus, Euclid and Zweig Advisers, LLC (“ZA”). He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Virtus Balanced Fund and the Virtus Growth & Income Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. For the period from July 2002 until returning to Euclid and ZA in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by ZA from 1995 until July 2002, Mr. Neel served as Senior Portfolio Manager for a number of the former Zweig mutual funds.

Mr. Dickerson is a Senior Vice President of Virtus, Euclid and ZA. He also serves as Portfolio Manager for the Virtus Alternatives Diversifier Fund, the Balanced Fund and the Growth & Income Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by ZA. For the period from July 2002 until returning to Euclid and ZA in April 2003, Mr. Dickerson, along with Mr. Neel, was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by ZA from 1993 until July 2002, Mr. Dickerson served as Assistant Portfolio Manager for a number of the former Zweig mutual funds.

4. The Board of Trustees has approved, and recommended for approval by shareholders at a Special Meeting of Shareholders to be held in the second quarter of 2009, a proposal to replace the current subadviser responsible for the management of the fund’s fixed income portfolio with SCM Advisors LLC. The proposal is described as follows:

Approve an Investment Subadvisory Agreement between the Fund’s adviser, Virtus Investment Advisers, Inc. (“VIA”) and SCM Advisors LLC (“SCM Advisors”).

As subadviser, SCM Advisors will be responsible for the day-to-day management of the fund’s fixed income portfolio.

The fund will pay no fee directly to SCM Advisors as the subadviser. Under the Subadvisory Agreement, the fee to be paid to the subadviser is to be 50% of the gross management fee applicable to the fund’s fixed income portfolio. If approved, the Subadvisory Agreement would have an initial term of two years. The Subadvisory Agreement would continue thereafter on a year-to-year basis with the approval of the Board, including a majority of the Independent Trustees.

Information about SCM Advisors

SCM Advisors LLC, an affiliate of VIA, is located at 909 Montgomery Street, San Francisco, CA 94133. SCM Advisers acts as subadviser to five mutual funds and as investment adviser to institutions and individuals. As of September 30, 2008, SCM Advisors had approximately $3.5 billion in assets under management. SCM Advisors has been an investment adviser since 1989.

Except as described above, all other disclosure concerning the fund, including fees and expenses, remains unchanged.

Investors should retain this supplement with the Prospectus and Statement of

Additional Information for future reference.

VET 8019 I&G Strat&PMChanges (3/09)